Stock-Based Compensation (Details) - Schedule of fair value of employee stock option grants - Cepton Technologies, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details)
Expected life (years)		6 years 3 months
Dividend yield
Minimum [Member]
Stock-Based Compensation (Details)
Expected life (years)	6 years
Risk-free interest rate	0.36%	1.63%
Expected volatility	50.00%	50.00%
Maximum [Member]
Stock-Based Compensation (Details)
Expected life (years)	6 years 3 months
Risk-free interest rate	1.21%	2.34%
Expected volatility	70.00%	57.00%